Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Investments
Investments consist of the following:

	December 31,
	2023	2022
Equity-method investments	$4,482	$2,984
Exchange-traded investments at fair value	9,685	16,841
Total Investments	$14,167	$19,825
Investments consist of the following:

	June 30, 2024	December 31, 2023
Equity-method investments	$5,594	$4,482
Exchange-traded investments at fair value	12,331	9,685
Total Investments	$17,925	$14,167

Unconsolidated VIE
The carrying amounts and maximum exposure to loss relating to the VIE in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated, were as follows:

	December 31,
	2023		2022
Asset type	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Investment in AeroFlexx	$1,570	$1,570	$—	$—
Due from related party	2,600	2,600	13	13
Total	$4,170	$4,170	$13	$13

Summarized Financial Information of Equity Method Investments
Summarized financial information of the Fund in which the Company holds an equity method investment is as follows:
Balance sheets

	December 31,
	2023	2022
Current assets	$58,022	$60,062
Current liabilities	107	184
Partner's capital	57,915	59,878
Statements of operations

	Years ended December 31,
	2023	2022
Interest income	$320	$118
Total operating expenses	1,029	1,005
Net investment loss	$(709)	$(887)
Summarized financial information of AeroFlexx in which the Company holds an equity method investment is as follows:
Balance sheets

	December 31,
	2023	2022
Current assets	$874	$3,827
Non-current assets	9,906	7,872
Current liabilities	5,036	579
Non-current liabilities	2,995	2,685
Member's equity	2,749	8,435
Statements of operations

	Years ended December 31,
	2023	2022
Revenue	$16	$44
Gross loss	1	(146)
Net loss	$(8,221)	$(6,244)